INCOME TAXES - OPERATING LOSS CARRYFORWARDS (Details) - Dec. 31, 2017	CNY (¥)	USD ($)
PRC Subsidiaries
Income taxes
Net tax operating losses	¥ 466,318,692	$ 71,672,000